Share-Based Compensation - Additional Information (Details) - USD ($)		2 Months Ended	3 Months Ended		12 Months Ended
	Nov. 12, 2021	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 06, 2020	Dec. 31, 2019	Jan. 02, 2019
Share-based Compensation Arrangement by Share-based Payment Award
Accelerated vesting	3,724
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Term of award			10 years		10 years
Maximum total number of common shares for which Stock Options may be granted (in shares)							15,640		13,640
Number of shares outstanding (in shares)	11,850	6,921,180	8,115,141	8,706,158	6,921,180	8,683,952		5,823,369
Share options exchanged (in shares)	6,925,219
Compensation costs recognized			$ 3,255,000	$ 42,000	$ 1,775,000	$ 1,775,000
Compensation issued or replaced						151,000
Cash used to settle award		$ 20,597,000
Accelerated cost	$ 19,953,000
Unrecognized compensation cost		$ 33,153,000	$ 28,445,000		$ 33,153,000	$ 492,000
Unrecognized compensation cost expected to be recognized over a weighted average period			2 years 7 months 2 days		2 years 11 months 23 days	3 years 18 days
Total fair value of common shares vested			$ 2,198,000	$ 537,000	$ 1,349,000	$ 98,000
Stock options | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of stock options				25.00%
Stock options | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of stock options				75.00%
Restricted Stock Units And Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized compensation cost expected to be recognized over a weighted average period					3 years
Number of shares outstanding (in shares)		1,291,492	1,991,728		1,291,492
Unrecognized compensation expense		$ 13,541,000			$ 13,541,000	1,160,000
Vested in period (in shares)			27,188
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award
Number of shares outstanding (in shares)	2,210
Compensation costs recognized				$ 0		$ 0
Number of shares outstanding (in shares)	2,210	1,291,492		1,390,839	1,291,492	1,390,839		543,475
Vested in period (in shares)				0
RSUs
Share-based Compensation Arrangement by Share-based Payment Award
Share options exchanged (in shares)	1,291,492
Compensation costs recognized		$ 640,000	$ 1,491,000
Unrecognized compensation cost expected to be recognized over a weighted average period			2 years 7 months 9 days
Weighted average grant date fair value (in dollars per share)	$ 10.98		$ 7.09	$ 10.98
Unrecognized compensation expense			$ 17,207,000
Vested in period (in shares)			27,188		0
RSUs | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of stock options			16.67%		16.67%
RSUs | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of stock options			83.33%		83.33%
Employees Earnout Shares
Share-based Compensation Arrangement by Share-based Payment Award
Compensation costs recognized			$ 3,807,000		$ 2,166,000
Unrecognized compensation cost expected to be recognized over a weighted average period			7 months 13 days		10 months 2 days
Number of shares outstanding (in shares)		1,602,435	1,560,857		1,602,435
Unrecognized compensation expense		$ 9,685,000	$ 5,324,000		$ 9,685,000
Employees Earnout Shares | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value (in dollars per share)	8.35
Employees Earnout Shares | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value (in dollars per share)	$ 6.76
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award
Common stock, outstanding basis, percentage					7.00%
Stock options, maximum outstanding (in shares)		634,067			634,067
Number of shares available for grant (in shares)		7,722,417			7,722,417	399,900
2021 Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Maximum total number of common shares for which Stock Options may be granted (in shares)			5,318,054
Common stock, outstanding basis, percentage					4.00%
2021 Plan | Employees Earnout Shares
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares available for issuance (in shares)		1,178,065			1,178,065
2020 sales Bonus Plan
Share-based Compensation Arrangement by Share-based Payment Award
Cash used to settle award			$ 635,000		$ 635,000